Stock-Based Compensation (Weighted-Average Assumptions) (Detail)	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Schedule Of Stock Options [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	44.00%	44.00%	44.00%	44.00%
Risk-free rate of return	0.68%	3.36%	3.36%	2.42%
Expected life	5 years 4 months 24 days	7 years 6 months	7 years	7 years